Financial Instruments - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Short-term loans	$ 114,921.3	$ 4,142.8	$ 88,559.0
Accrued expenses and other current liabilities	162,267.8	5,849.7	87,683.2
Long-term bank loans	3,309.1	$ 119.3	1,967.6
Total non-derivative and derivative financial instruments	1,376,742.5		681,741.8
Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	114,767.0		88,557.5
Accounts payable (including related parties)	48,722.8		41,095.0
Payables to contractors and equipment suppliers	145,742.2		157,805.0
Accrued expenses and other current liabilities	120,240.4		71,995.7
Bonds payable	754,345.1		300,098.5
Long-term bank loans	3,554.7		2,026.3
Lease liabilities (including those classified under accrued expenses and other current liabilities)	24,302.3		23,857.6
Others	164,991.9
Non-derivative financial liabilities	1,376,666.4		685,435.6
Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	187,708.0		177,764.2
Inflows	(187,631.9)		(181,458.0)
Derivative financial instruments	76.1		(3,693.8)
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	445,684.4		363,119.6
Less than 1 year [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Short-term loans	114,767.0		88,557.5
Accounts payable (including related parties)	48,722.8		41,095.0
Payables to contractors and equipment suppliers	145,742.2		157,805.0
Accrued expenses and other current liabilities	120,240.4		71,995.7
Bonds payable	13,580.6		5,328.0
Long-term bank loans	183.7		8.0
Lease liabilities (including those classified under accrued expenses and other current liabilities)	2,371.6		2,024.2
Non-derivative financial liabilities	445,608.3		366,813.4
Less than 1 year [member] | Derivative financial instruments [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Outflows	187,708.0		177,764.2
Inflows	(187,631.9)		(181,458.0)
Derivative financial instruments	76.1		(3,693.8)
1-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	213,906.6		32,045.7
1-3 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	42,801.4		27,631.6
Long-term bank loans	2,217.1		847.4
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,896.2		3,566.7
Others	164,991.9
Non-derivative financial liabilities	213,906.6		32,045.7
3-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	195,997.3		64,356.5
3-5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	191,458.1		59,986.8
Long-term bank loans	1,153.9		1,170.9
Lease liabilities (including those classified under accrued expenses and other current liabilities)	3,385.3		3,198.8
Non-derivative financial liabilities	195,997.3		64,356.5
More than 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total non-derivative and derivative financial instruments	521,154.2		222,220.0
More than 5 years [member] | Non-derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	506,505.0		207,152.1
Lease liabilities (including those classified under accrued expenses and other current liabilities)	14,649.2		15,067.9
Non-derivative financial liabilities	$ 521,154.2		$ 222,220.0